HSBC Global Asset Management (USA) Inc.

HSBC Funds
Prospectus
February 28, 2013

MONEY MARKET FUNDS	Class A	Class B	Class C	Class D	Class E	Class I	Class Y

HSBC Prime Money Market Fund	REAXX	HSMXX	HMMXX	HIMXX	HMEXX	HSIXX	RMYXX

HSBC U.S. Government Money	FTRXX	HUBXX	HUMXX	HGDXX	HGEXX	HGIXX	RGYXX
Market Fund

HSBC U.S. Treasury Money	HWAXX	HTBXX	HUCXX	HTDXX	HTEXX	HBIXX	HTYXX
Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF HSBC BANK USA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HSBC Funds	Table of Contents

	Summary Section
This section summarizes each	3	HSBC Prime Money Market Fund
Fund’s investment objectives,	9	HSBC U.S. Government Money Market Fund
strategies, fees, risks, and past	15	HSBC U.S. Treasury Money Market Fund
performance, and
provides other information
about your account.

	Additional Information About the Funds’ Investment
	Strategies and Risks
This section provides	20	More About Risks and Investment Strategies
additional details about	20	Principal Investment Risks
each Fund’s investment	23	Additional Risks
strategies and risks.	23	Who May Want to Invest?
	23	More Information About Fund Investments
	23	Portfolio Holdings

	Fund Management
Review this section for	24	The Investment Adviser
details on the people and	24	The Distributor, Administrator and Sub-Administrator
organizations who provide
services to the Funds.

	Shareholder Information
Review this section for	25	Pricing of Fund Shares
details on how	26	Purchasing and Adding to Your Shares
shares are valued, and	31	Selling Your Shares
how to purchase,	35	Distribution Arrangements/Sales Charges
sell and exchange shares.	37	Distribution and Shareholder Servicing Arrangements—
This section also describes		Revenue Sharing
related charges and	38	Exchanging Your Shares
payments of dividends	39	Delivery of Shareholder Documents
and distributions.	40	Dividends, Distributions and Taxes

	Financial Highlights
Review this section	42	HSBC Prime Money Market Fund
for details on	43	HSBC U.S. Government Money Market Fund
selected financial	44	HSBC U.S. Treasury Money Market Fund
statements of the Funds.

HSBC Prime Money Market Fund
Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y

Investment Objective

The investment objective of the HSBC Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge (load)
Imposed on Purchases (as a %
of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating
Expenses (expenses that you
pay each year as a percentage
of the value of your investment)	Class A	Class B	Class C	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	1.29%	0.54%	0.24%	0.19%	0.29%

* During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.

HSBC Prime Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class B Shares	$531	$609	$708	$1,239
Class C Shares	$231	$409	$708	$1,556
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$131	$409	$708	$1,239
Class C Shares	$131	$409	$708	$1,556

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (e.g., A-1/P-1) by at least two nationally recognized statistical rating organizations (“NRSROs”) (or, if only one rating organization has rated the security, by that organization) or, if the security is unrated, judged to be of comparable quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes and repurchase agreements secured by collateral other than cash and U.S. government securities, including equity securities and investment grade debt securities rated by NRSROs, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund may invest without limit in the domestic banking industry when, in the opinion of HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

HSBC Prime Money Market Fund
Summary Section

The Fund may maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

    Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

    Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.

  Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

  Foreign Investment Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

  U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

  Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash or U.S. government securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

  Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HSBC Prime Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q3 2007	1.19%
Worst Quarter:	Q4 2011	0.00%

HSBC Prime Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2012, the 7-day yields of the Fund’s Class A, Class B, Class C, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01%, 0.11% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2012)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	Nov. 13, 1998	0.01%	0.46%	1.52%	2.20%
Class B Shares
(with applicable CDSC)	Apr. 4, 2001	-3.99%	0.33%	1.20%	1.24%
Class C Shares
(with applicable CDSC)	Mar. 23, 2001	-0.94%	0.35%	1.20%	1.24%
Class D Shares	Apr. 1, 1999	0.01%	0.50%	1.61%	2.25%
Class E Shares*	N/A	N/A	N/A	N/A	N/A
Class I Shares	Jan. 9, 2002	0.15%	0.70%	1.90%	1.90%
Class Y Shares	Nov. 12, 1998	0.03%	0.60%	1.79%	2.51%
Lipper Money Market
Funds Average	—	0.02%	0.47%	1.45%	2.14% **

^	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
*	Average annual return and 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2012.
**	Since October 31, 1998.

HSBC Prime Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class B Shares and Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class B and Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

HSBC U.S. Government Money Market Fund
Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge
(load) Imposed on Purchases
(as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating
Expenses (expenses that you
pay each year as a percentage
of the value of your investment)	Class A	Class B	Class C*	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	1.29%	0.54%	0.24%	0.19%	0.29%

*	During the Fund’s prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

HSBC U.S. Government Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class B Shares	$531	$609	$708	$1,239
Class C Shares	$231	$409	$708	$1,556
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$131	$409	$708	$1,239
Class C Shares	$131	$409	$708	$1,556

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit’’ of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

HSBC U.S. Government Money Market Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

    Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

    Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.

  U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

  Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

HSBC U.S. Government Money Market Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q4 2006	1.17%
Worst Quarter:	Q1 2011	0.00%

HSBC U.S. Government Money Market Fund
Summary Section

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2012, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.03% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2012)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	May 3, 1990	0.01%	0.34%	1.41%	3.04%
Class B Shares
(with applicable CDSC)	Sept. 11, 1998	-3.99%	0.23%	1.29%	1.87%
Class C Shares*
(with applicable CDSC)	Nov. 20, 2006	N/A	N/A	N/A	1.39%
Class D Shares	Apr. 1, 1999	0.01%	0.38%	1.50%	2.09%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class I Shares*	Dec. 24, 2003	0.02%	0.50%	N/A	1.55%
Class Y Shares	July 1, 1996	0.01%	0.45%	1.66%	2.74%
Lipper U.S. Government
Money Market Funds Average	—	0.01%	0.37%	1.40%	3.03% ***

^

During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

*

Class C and Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2012.

**	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2012.
***	Since May 31, 1990.

HSBC U.S. Government Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class B Shares and Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class B and Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

HSBC U.S. Treasury Money Market Fund
Summary Section

Class A, Class B, Class C, Class D, Class E, Class I and Class Y Shares

Investment Objective

The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from
your investment)	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge
(load) Imposed on Purchases
(as a % of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales
Charge (load) (as a % of
amount redeemed)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating
Expenses (expenses that you
pay each year as a percentage
of the value of your investment)	Class A	Class B	Class C*	Class D	Class E*	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	0.00%	0.00%
Other Operating Expenses	0.19%	0.19%	0.19%	0.19%	0.09%	0.09%	0.19%
Total Other Expenses	0.59%	0.44%	0.44%	0.44%	0.14%	0.09%	0.19%
Total Annual Fund
Operating Expenses	0.69%	1.29%	1.29%	0.54%	0.24%	0.19%	0.29%

*	During the Fund’s prior fiscal year, Class C and Class E Shares were not operational. Therefore, these amounts have been estimated.

HSBC U.S. Treasury Money Market Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$70	$221	$384	$859
Class B Shares	$531	$609	$708	$1,239
Class C Shares	$231	$409	$708	$1,556
Class D Shares	$55	$173	$302	$677
Class E Shares	$25	$77	$135	$306
Class I Shares	$19	$61	$107	$243
Class Y Shares	$30	$93	$163	$368

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$131	$409	$708	$1,239
Class C Shares	$131	$409	$708	$1,556

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

HSBC U.S. Treasury Money Market Fund
Summary Section

Principal Investment Risk

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

    Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	Q1 2007	1.08%
Worst Quarter:	Q4 2012	0.00%

HSBC U.S. Treasury Money Market Fund
Summary Section

Performance Bar Chart and Table — (continued)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2012, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns^ (for the periods ended December 31, 2012)

	Inception				Since
	Date	1 Year	5 Years	10 Years	Inception
Class A Shares	May 24, 2001	0.00%	0.19%	1.18%	1.21%
Class B Shares
(with applicable CDSC)	Aug. 12, 2004	-4.00%	0.11%	N/A	1.06%
Class C Shares
(with applicable CDSC)*	Dec. 24, 2003	N/A	N/A	N/A	0.04%
Class D Shares	May 14, 2001	0.00%	0.22%	1.27%	1.31%
Class E Shares**	N/A	N/A	N/A	N/A	N/A
Class I Shares***	Dec. 30, 2003	0.00%	0.29%	N/A	1.64%
Class Y Shares	May 11, 2001	0.00%	0.26%	1.42%	1.47%
Lipper U.S. Treasury Money
Market Funds Average	—	0.01%	0.23%	1.27%	1.31%	****

^

During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.

*

Class C Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2012.

**	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2012.
***	Class I Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Class had operations.
****	Since May 31, 2001.

HSBC U.S. Treasury Money Market Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser (“Adviser”).

Purchasing and Selling Your Shares

Generally, you may purchase or redeem Fund shares on any business day by mail (HSBC Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Class B Shares and Class C Shares are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of certain other HSBC Funds. Purchases and redemptions of Class E Shares may only be made via wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

	Minimum	Minimum
	Initial	Subsequent
Class A and Class D Shares	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class B and Class C Shares	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

Additional Information About the Funds’
Investment Strategies and Risks

More About Risks and Investment Strategies

Each Fund is a series of the HSBC Funds (the “Trust”). The investment objective and strategies of each Fund are non-fundamental and may be changed without shareholder approval. Shareholders will be given advance notice of material changes to a Fund’s investment objective or other non-fundamental investment policies. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

Principal Investment Risks

Investments in the Funds are subject to investment risks, including the possible loss of the principal amount invested. This section provides more detailed information about the Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the Funds may use. The Funds’ Statement of Additional Information (“SAI”) provides more detailed information about the securities, investment policies and risks described in this prospectus.

The Funds each expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

An investment in the Funds is neither insured nor guaranteed by the U.S. government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”). This Rule imposes strict requirements on the investment quality, liquidity, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of (or a deemed remaining maturity of ) no more than 397 days and each Fund must maintain a dollar-weighted average maturity that does not exceed 60 days and a dollar-weighted average portfolio life of 120 days or less.

Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

Each of the Funds is subject to one or more of the following principal investment risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available.

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks — (continued)

  Credit Risk: A Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. Furthermore, the value of a debt instrument may decline if the market believes that the issuer may not make such payments on time. Changes in economic conditions could cause issuers of these instruments to be unable or unwilling to meet their financial obligations.
  Variable Rate Demand Note Risk: Variable rate demand notes have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Such instruments are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

  Banking Risk: To the extent that a Fund invests in securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

  U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. government securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S. Treasury. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

  Repurchase Agreements: The use of repurchase agreements, in which a party buys a security from another party (“seller”) and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. The Funds may also suffer time delays and incur expenses in connection with the disposition of the securities. These risks are increased to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities. In addition, the value of collateral other than cash and U.S. government securities may be more volatile, or the collateral may be less liquid or subject to greater risk of loss, thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

Additional Information About the Funds’
Investment Strategies and Risks

Principal Investment Risks — (continued)

  Foreign Investment Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political or legal developments. Investments in these securities are generally considered riskier than investments in U.S. securities. They may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors.

  Market Risk: The value of a Fund’s investments may decline due to changing economic, political or market conditions. Issuer, political, economic, regulatory or market developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets.

  Stable NAV Risk: The Funds may not be able to maintain a Stable NAV. If any money market fund fails to maintain a Stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Funds’ NAV. Shareholders of the Funds should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Funds, make capital infusions into the Funds, enter into capital support agreements with the Funds or take other actions to help the Funds maintain a Stable NAV.

Additional Information About the Funds’
Investment Strategies and Risks

Additional Risks

Generally, the Funds will be subject to one or more of the following additional risks:

  Stand-by Commitment Risk: Stand-by commitments are subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

  Municipal Risk: A Fund that invests in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes, such as legislation or proposals at either the state or federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund’s dividends, as well as the financial condition of the issuers of municipal securities. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal market, including litigation, the strength of the local or national economy, the issuer’s ability to raise revenues through tax or other means, whether and to what extent the bankruptcy of an issuer affects the rights of municipal securities holders, and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of municipal securities to fall and might adversely affect the tax-exempt status of a Fund’s investments or the dividends that a Fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

  Regulatory Risk: The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may adopt additional rules or take other actions that impact money market fund in the future. These changes may affect a Fund’s operations, investment strategies, performance and yield.

  Large Scale Redemption Risk: Certain HSBC fund-of-funds and other investment products are permitted to invest in the Funds. As a result, the Funds may experience redemptions resulting in large outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Who May Want To Invest?

Consider investing in a Fund if you are:

  Seeking preservation of capital

  Investing for short-term needs

  Have a low risk tolerance

  Willing to accept lower potential returns in exchange for a high degree of safety

A Fund will not be appropriate for anyone:

  Seeking high total returns

  Pursuing a long-term goal or investing for retirement

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities and engage in other investment practices. These securities and investment practices, as well as those described in this prospectus, are described in detail in the SAI. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract (the “Investment Advisory Agreement”) with the Trust. The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC’’). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2012, the Adviser managed approximately $15.0 billion in assets in the HSBC Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to the Investment Advisory Agreement. The Adviser also provides certain operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently use a subadviser. However, the conditions under the exemptive order could be applied to the use of one or more unaffiliated subadvisers at a future time.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of
average net assets
for Fiscal Year Ended 10/31/12
Prime Money Market Fund	0.12%
U.S. Government Money Market Fund	0.08%
U.S. Treasury Money Market Fund	0.01%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the Funds’ April 30, 2012 semi-annual report and will be available in the April 30, 2013 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator’’), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator’’). Administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (the “Distributor”), a member of the Financial Industry Regulatory Authority (“FINRA”), is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

The SAI has more detailed information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =	Total Assets – Liabilities
Number of Shares
Outstanding

The NAV of each of the Funds is determined every hour starting at 10:00 a.m. Eastern Time on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The final NAV is determined at 5:00 p.m. Eastern Time for the HSBC Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund. The Funds reserve the right to amend the times at which they determine NAV, or to determine NAV more or less frequently. The Funds reserve the right to close early based on recommendations by the Securities Industry and Financial Markets Association. If such closing time is prior to the time at which a Fund currently determines its NAV, the earlier closing time will be treated as the last time by which orders on that Money Market Fund Business Day must be received and NAV is calculated.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

An order for shares of any Fund accepted on a Money Market Business Day prior to the last determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. An order for shares of a Fund accepted on a Money Market Business Day after the last NAV determination for that Fund will be effected at the first NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales charge may apply, which would reduce the amount of money paid to you by a Fund. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Fund’s Transfer Agent or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders and may have an earlier cutoff time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the next time at which a Fund determines its NAV, will be deemed accepted by the Trust as of such time and will be executed at the NAV next calculated. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the NAV next calculated, although the order may not be transmitted to the Trust or the Fund’s Transfer Agent until after the time at which a Fund next determines its NAV.

The Funds offer the seven classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis. Class Y Shares are offered with no sales charge on purchases.

CLASS B SHARES and CLASS C SHARES are not offered for sale, but are offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.’’

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates, certain retirement plans, certain institutional clients and some third party providers. Class D Shares are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of a Fund by its clients), and institutional direct clients, if they meet the investment minimums on the following page. Purchases and redemptions of Class E Shares may only be made via wire transfer.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, as well as to other investors who meet the investment minimums on the following page.

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

A Fund may waive its minimum purchase requirement, and a Fund may reject a purchase order if the Fund considers it in the best interest of the Fund and its shareholders. A Fund has the option of not accepting purchase orders from non-U.S. investors.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in a Fund by clients of the Adviser and its affiliates, or in other situations where the Adviser determines that it is in the best interests of a Fund and its shareholders to do so.

	Minimum	Minimum
Class A and	Initial	Subsequent
Class D Shares	Investment*	Investment*
Regular	$1,000	$100
(non-retirement)
Retirement (IRA)	$250	$100
Automatic
Investment Plan	$250	$25
Class B and
Class C Shares**	$0	$0
Class E Shares	$10,000,000	$0
Class I Shares***	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	$0

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.
**	There is no minimum requirement to exchange in to Class B or Class C Shares.
***	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your Account Application.

Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.	Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make your check payable to “HSBC Funds’’ and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement.

Or, if unavailable,

2.	Include the following information in writing: Fund name Share class Amount invested Account name Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Shareholder Information

Purchasing and Adding to Your Shares
continued

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your Account Application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account: Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

  Your bank name, address and account number

  The amount you wish to invest automatically (minimum $25)

  How often you want to invest (every month, 4 times a year, twice a year or once a year)

  Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Customer Identification Information

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the applicable Fund or reinvested in another HSBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

  Name;

  Date of birth (for individuals);

  Residential or business street address (although post office boxes are still permitted for mailing); and

  Social security number, taxpayer identification number, or other identifying number.

Shareholder Information

Purchasing and Adding to Your Shares
continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

It is the practice of the Funds to monitor purchases, sales and exchanges of Fund shares, and to take appropriate action if it is determined that there is transactional activity in the Funds’ shares that is deemed appropriate. The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the 1940 Act, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Shareholder Information

Selling Your Shares

Generally, you may sell your Fund shares at any time. Your sales price will be the next NAV calculated after your sell order is received in good order by a Fund, its transfer agent, or your investment representative. Normally, unless you request a wire transfer, you will receive your proceeds within a week after your request is received. For more information on wire transfer requests, please see below.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges’’ and “Exchanging Your Shares’’ for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions’’)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required’’)

1.	Call 1-800-782-8183 to request redemption forms or write a letter of instruction indicating:
  your Fund and account number

  amount you wish to redeem

  address where your check should be sent

  account owner signature
2.	Mail to: HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your Account Application. Call 1-800-782-8183 to request a wire transfer. If you call by the cut-off time for redemptions (at 5:00 p.m. Eastern Time for the HSBC Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC U.S. Government Money Market Fund and at 2:00 p.m. Eastern Time for the HSBC U.S. Treasury Money Market Fund, your payment will normally be wired to your bank on the same business day. Otherwise, it normally will be wired on the following business day. A Fund may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on any intraday basis.

The Fund may charge a wire transfer fee.

NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the ACH and must be a U.S. bank. Redemption proceeds will normally be credited within 7 days. Your bank may charge for this service.

Shareholder Information

Selling Your Shares
continued

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

  Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.

  Include a voided personal check.

  Your account must have a value of $10,000 or more to start withdrawals.

If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Funds to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days’ written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1.       Certain types of redemptions from Individual Retirement Accounts (“IRAs’’).

2.       Redemption requests which include any of the following, require a Medallion Signature Guarantee:

  Your account address has changed within the last 14 calendar days;

  The check is not being mailed to the address on your account;

  The check is not being made payable to the owner of the account;

  The redemption proceeds are being transferred to another Fund account with a different registration;

  The redemption proceeds are being wired to bank instructions currently not on your account; or

  Other unusual situations as determined by the Funds’ transfer agent.

You must obtain a Medallion Signature Guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The transfer agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee. The transfer agent reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

Signature Validation Program—Non-Financial Transactions

The Signature Validation Program (SVP) is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program (see above) or other eligible guarantor institutions in accordance with SVP. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national

Shareholder Information

Selling Your Shares
continued

securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public can not provide an SVP stamp. The transfer agent accepts an SVP stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

  A change of name;

  Add or change banking instructions;

  Add or change beneficiaries;

  Add or change authorized account traders;

  Add a Power of Attorney;

  Add or change a Trustee; or

  A UTMA/UGMA custodian change.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Funds’ transfer agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay or Suspension in Payment of Redemption Proceeds

Payment for Fund shares may be delayed or suspended under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay, above certain limits, all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive. Additional information is available in the Funds’ SAI.

Suspension of Redemptions

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, each Fund will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

  For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

  For any period (1) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (2) during which trading on the New York Stock Exchange is restricted;

Shareholder Information

Selling Your Shares
continued

  For any period during which an emergency exists as a result of which (1) disposal of securities owned by a Fund is not reasonably practicable or (2) it is not reasonably practicable for a Fund to fairly determine the net asset value of its shares;

  For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

  For any period that the SEC may by order permit for your protection; or

  For any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Unclaimed Accounts

Per state requirements, property may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares
Sales Charge	No front-end	No front-end	No front-end	No front-end	No front-end	No front-end	No front-end
(Load)	sales charge.	sales charge. A	sales charge. A	sales charge.	sales charge.	sales charge.	sales charge.
		contingent	CDSC may be
		deferred sales	imposed
		charge	on shares
		(“CDSC”) may	redeemed
		be imposed on	within one year
		shares redeemed	after purchase
		within four years	of the fund
		after purchase of the fund	exchanged.
exchanged.
Shares automatically
convert to
Class A Shares
after 6 years.
Distribution	Subject to	Subject to	Subject to	Subject to	Subject to	No distribution	No distribution
(12b-1) and	annual	combined	combined	annual	annual	or servicing	or servicing
Servicing	shareholder	annual	annual	shareholder	shareholder	fees.	fees.
Fees	servicing fees	distribution and	distribution and	servicing fees	servicing fees
	of up to 0.60%	shareholder	shareholder	of up to 0.25%	of up to 0.10%
	of a Fund’s	servicing fees	servicing fees	of a Fund’s	of a Fund’s
	average daily	of up to 1.00%	of up to 1.00%	average daily	average daily
	net assets	of a Fund’s	of a Fund’s	net assets	net assets
	attributable to	average	average daily	attributable to	attributable to
	Class A Shares.	daily net assets	net assets	Class D Shares.	Class E Shares.
		attributable to	attributable to
		Class B Shares.	Class C Shares.
Fund	Lower annual	Higher annual	Higher annual	Lower annual	Lower annual	Lower annual	Lower annual
Expenses	expenses than	expenses than	expenses than	expenses than	expenses than	expenses than	expenses than
	Class B or C	Class A, D, E, I	Class A, D, E, I,	Class A, B or	Class A, B, C,	Class A, B, C,	Class A, B, C,
	Shares.	or Y Shares.	or Y Shares.	C Shares.	D, or Y Shares.	D, E, or Y Shares.	or D Shares.

Distribution (12b-1) and Shareholder Servicing Fees

The Funds have adopted Distribution (“12b-1’’) Plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have also adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Funds, including performing certain shareholder account, administrative and service functions.

  The 12b-1 and shareholder servicing fees vary by share class as follows:

    Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of a Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

  Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of a Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A, Class D, Class E, Class I and Class Y Shares.

  Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class D Shares of a Fund. Class D Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to do so.

  Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.
  The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help sell Class B and Class C Shares without an “up-front’’ sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.

  In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25% and Class E Shares are subject to a shareholder servicing fee of up to 0.10%. To date, Shareholder Servicing Fees have not exceeded 0.40% for Class A Shares and it is expected (and estimated) that the Shareholder Servicing Fee for Class E Shares will not exceed 0.05%.

  The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors purchasing shares of the Funds will ordinarily purchase either Class A, Class D, Class E, Class I, or Class Y Shares. Investors will only receive Class B Shares of the Funds by exchanging the Class B Shares of other HSBC Funds. If you exchange shares of other HSBC Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a CDSC when redeemed. See “Exchanging Your Shares.’’ Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

CDSC as a % of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A, Class D, Class E, Class I, and Class Y Shares.

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature—Class B Shares

  Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

  After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

  You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

  If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B
  Shares converted.

Class C Shares

Investors will only receive Class C Shares of the Funds by exchanging the Class C Shares of other HSBC Funds. If you purchase or exchange Class C Shares of other HSBC Funds for Class C Shares of the Funds and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the NAV at the time of redemption or the NAV at the time of purchase.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares of the Funds have no conversion feature.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSC:

  Distributions following the death or disability of a shareholder.

  Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

  Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Shareholder Information

Exchanging Your Shares

If exchanging your shares through your financial adviser or broker, ask him or her for exchange procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your exchange. For all other redemption transactions, follow the instructions below.

You can exchange your shares of a Fund for shares of the same class of another HSBC Fund, usually without paying additional sales charges (see “Notes on Exchanges’’). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the HSBC Fund into which you are exchanging. Exchanges from one HSBC Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

  Your name and telephone number

  The exact name on your account and account number

  Taxpayer identification number (usually your social security number)

  Dollar value or number of shares to be exchanged

  The name of the Fund from which the exchange is to be made

  The name of the Fund into which the exchange is being made

See “Selling Your Shares’’ for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from an HSBC Fund that has no sales charge or a lower sales charge to an HSBC Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds intend to maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any HSBC Fund into which you wish to exchange shares.

Class A Shares of any Fund in the HSBC Funds may be exchanged for Class D Shares of the Funds only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Funds in exchange for your Class A Shares of any of the HSBC Funds.

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your financial adviser or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities (USA) Inc.
P.O. Box 4217
Buffalo, NY 14240-8929

If you have any questions about the delivery of shareholder documents, please call 1-888-525-5757.

If your account is held directly with a Fund, please mail your request to the address below:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845

If you have any questions regarding the delivery of shareholder documents, please call 1-800-782-8183 for Retail Investors and 1-877-244-2424 for Institutional Investors.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

  A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

  Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

  A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

  Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

  For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

  Dividends attributable to interest income are generally taxable as ordinary income.

Shareholder Information

Dividends, Distributions and Taxes
continued
  If a Fund reports a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

  Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

  Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

  There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

  Information regarding the federal tax status of distributions made by the Funds will be mailed by February 15th of each year. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

  As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

  Foreign shareholders are generally subject to special withholding requirements. A Fund has the option of not accepting purchase orders from non-U.S. investors.

  If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. Tax-exempt income received by a tax-deferred retirement account will generally be taxable when distributed from the tax-deferred retirement account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

  Tax-exempt income is included when determining whether Social Security and railroad retirement benefits are taxable.

  There is a penalty on certain pre-retirement distributions from retirement accounts.

  Effective January 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Fund’s annual report, which is available upon request. As of the fiscal year ended October 31, 2012, Class E Shares of each Fund included in this prospectus had not yet commenced operations. Therefore, there is no financial information available to report at this time.

HSBC Prime Money Market Fund
     Selected data for a share outstanding throughout the periods indicated.

		Investment Activities						Dividends							Ratios/Supplementary Data
				Net														Ratio of		Ratio of		Ratios of
				Realized and														Expenses		Net		Expenses
				Unrealized								Net						to Average		Investment		to Average
	Net Asset	Net		Gains								Asset			Net Assets	Ratio of Net		Net Assets		Income		Net Assets
	Value,	Investment		(Losses)		Total from		Net				Value,			at End	Expenses to		(Excluding		to Average		(Excluding
	Beginning	Income		from		Investment		Investment		Total		End of	Total		of Period	Average Net		Fees Paid		Net		Fee
	of Period	(Loss)		Investments		Activities		Income		Dividends		Period	Return(a)		(000’s)	Assets		Indirectly)		Assets		Reductions)
CLASS A SHARES
Year Ended October 31, 2008	$1.00	0.03		—	(b)	0.03		(0.03)		(0.03)		$1.00	2.71	%(c)	$308,499	0.67%		0.67%		2.73%		0.67%
Year Ended October 31, 2009	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.32	%(d)	343,265	0.55	%(d)	0.55	%(d)	0.31	%(d)	0.69	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01	%(f)	32,943	0.29%		0.29%		0.01	%(f)	0.67%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		27,763	0.26%		0.26%		0.01%		0.68%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		33,546	0.30%		0.30%		0.01%		0.69%
CLASS B SHARES
Year Ended October 31, 2008	$1.00	0.02		—	(b)	0.02		(0.02)		(0.02)		$1.00	2.10	%(c)	$199	1.27%		1.27%		2.08%		1.27%
Year Ended October 31, 2009	1.00	—	(b)	—	(b)	—	(b)	—		—		1.00	0.17	%(d)	312	0.68	%(d)	0.68	%(d)	0.13	%(d)	1.30	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01	%(f)	226	0.29%		0.29%		0.01	%(f)	1.27%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		132	0.26%		0.26%		0.01%		1.28%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		41	0.29%		0.29%		0.01%		1.29%
CLASS C SHARES
Year Ended October 31, 2008	$1.00	0.02		—	(b)	0.02		(0.02)		(0.02)		$1.00	2.10	%(c)	$316,779	1.27%		1.27%		2.04%		1.27%
Year Ended October 31, 2009	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.17	%(d)	259,364	0.74	%(d)	0.74	%(d)	0.19	%(d)	1.29	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01	%(f)	44	0.29%		0.29%		0.01	%(f)	1.27%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		6	0.25%		0.25%		0.01%		1.28%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.06%		6	0.25%		0.25%		0.06%		1.29%
CLASS D SHARES
Year Ended October 31, 2008	$1.00	0.03		—	(b)	0.03		(0.03)		(0.03)		$1.00	2.86	%(c)	$2,720,592	0.52%		0.52%		2.89%		0.52%
Year Ended October 31, 2009	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.40	%(d)	1,994,448	0.49	%(d)	0.49	%(d)	0.42	%(d)	0.54	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01	%(f)	1,695,222	0.29%		0.29%		0.01	%(f)	0.52%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		1,591,614	0.26%		0.26%		0.01%		0.53%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		1,303,827	0.30%		0.30%		0.01%		0.54%
CLASS I SHARES
Year Ended October 31, 2008	$1.00	0.03		—	(b)	0.03		(0.03)		(0.03)		$1.00	3.23	%(c)	$2,954,253	0.16%		0.16%		3.14%		0.17%
Year Ended October 31, 2009	1.00	0.01		—	(b)	0.01		(0.01)		(0.01)		1.00	0.69	%(d)	7,189,613	0.18	%(d)	0.18	%(d)	0.55	%(d)	0.19	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.14	%(f)	4,679,632	0.17%		0.17%		0.14	%(f)	0.17%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.10%		4,309,346	0.17%		0.17%		0.10%		0.18%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.14%		3,025,688	0.17%		0.17%		0.14%		0.19%
CLASS Y SHARES
Year Ended October 31, 2008	$1.00	0.03		—	(b)	0.03		(0.03)		(0.03)		$1.00	3.12	%(c)	$2,236,927	0.27%		0.27%		2.96%		0.27%
Year Ended October 31, 2009	1.00	0.01		—	(b)	0.01		(0.01)		(0.01)		1.00	0.58	%(d)	1,194,680	0.29	%(d)	0.29	%(d)	0.68	%(d)	0.29	%(d)
Year Ended October 31, 2010	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.05	%(f)	1,107,571	0.26%		0.26%		0.04	%(f)	0.27%
Year Ended October 31, 2011	1.00	—	(b)(e)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.01%		642,290	0.26%		0.26%		0.02%		0.28%
Year Ended October 31, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1.00	0.03%		617,308	0.28%		0.28%		0.03%		0.29%

(a)	Total returns do not include redemption charges.
(b)	Represents less than $0.005 or $(0.005).
(c)	During the year ended October 31, 2008, an affiliate of the Fund’s investment adviser purchased certain defaulted securities at $16,746,382, in excess of their fair value on the purchase date. The corresponding impact of this excess amount to the total returns were 0.20%, 0.20%, 0.20%, 0.20%, 0.20% and 0.20% for Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class I Shares and Class Y Shares, respectively.
(d)	Included in the ratios is the Treasury Guarantee Program fess incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been decreased by 0.03% and the total return and net investment income ratio would have increased by 0.03%.
(e)	Calculated based on average shares outstanding.
(f)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.

Financial Highlights

HSBC U.S. Government Money Market Fund
     Selected data for a share outstanding throughout the periods indicated.

		Investment Activities						Dividends									Ratios/Supplementary Data
																						Ratio of
																				Ratio of		Net		Ratios of
				Net																Expenses		Investment		Expenses
				Realized and										Net				Ratio of		to Average		Income		to Average
	Net Asset	Net		Unrealized						Net Realized				Asset			Net Assets	Net Expenses		Net Assets		(Loss)		Net Assets
	Value,	Investment		Gains (Losses)		Total from		Net		Gains from				Value,			at End	to Average		(Excluding		to Average		(Excluding
	Beginning	Income		from		Investment		Investment		Investment		Total		End of	Total		of Period	Net Assets		Fees Paid		Net		Fee
	of Period	(Loss)		Investments		Activities		Income		Transactions		Dividends		Period	Return(a)		(000’s)	(b)		Indirectly)(b)		Assets(b)		Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	2.20%		$703,712	0.67%		0.67%		2.29%		0.67%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.14	%(d)	574,577	0.52	%(d)	0.52	%(d)	0.14	%(d)	0.72	%(d)
Year Ended October 31, 2010	1.00	—		—		—		—	(c)	—	(c)	—	(c)	1.00	0.02	%(e)	25,926	0.23%		0.23%		0.01	%(e)	0.67%
Year Ended October 31, 2011	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01%		3,995	0.16%		0.16%		0.01%		0.68%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		238	0.14%		0.15%		0.01%		0.69%
CLASS B SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	1.67%		$54	1.29%		1.29%		1.24%		1.29%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.08	%(d)	84	0.54	%(d)	0.54	%(d)	0.08	%(d)	1.30	%(d)
Year Ended October 31, 2010	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.02	%(e)	88	0.22%		0.22%		0.01	%(e)	1.27%
Year Ended October 31, 2011	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01%		94	0.17%		0.17%		0.01%		1.28%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		76	0.16%		0.16%		0.01%		1.29%
CLASS C SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	1.59%		$101	1.27%		1.27%		1.28%		1.27%
Year Ended October 31, 2009(f)	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.08	%(d)	229	0.50	%(d)	0.50	%(d)	0.04	%(d)	1.32	%(d)
Year Ended October 31, 2010(g)	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.02	%(e)	— (h)	0.23%		0.23%		0.01	%(e)	1.27%
Year Ended October 31, 2011(i)	1.00	—		—		—		—		—		—		1.00	—%		—	—%		—%		—%		—%
Year Ended October 31, 2012(i)	1.00	—		—		—		—		—		—		1.00	—%		—	—%		—%		—%		—%
CLASS D SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	2.36%		$1,438,199	0.52%		0.52%		1.92%		0.52%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.18	%(d)	767,551	0.48	%(d)	0.48	%(d)	0.21	%(d)	0.58	%(d)
Year Ended October 31, 2010	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.02	%(e)	922,510	0.22%		0.22%		0.02	%(e)	0.52%
Year Ended October 31, 2011	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01%		746,458	0.17%		0.17%		0.01%		0.53%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		614,499	0.16%		0.16%		0.01%		0.54%
CLASS I SHARES
Year Ended October 31, 2008	$1.00	0.03		—		0.03		(0.03)		—		(0.03)		$1.00	2.72%		$4,908,887	0.17%		0.17%		2.23%		0.18%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.43	%(d)	8,176,980	0.22	%(d)	0.22	%(d)	0.38	%(d)	0.22	%(d)
Year Ended October 31, 2010	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.08	%(e)	5,100,891	0.16%		0.16%		0.07	%(e)	0.17%
Year Ended October 31, 2011	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.03%		1,645,764	0.16%		0.16%		0.03%		0.18%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.02%		1,873,166	0.16%		0.16%		0.01%		0.19%
CLASS Y SHARES
Year Ended October 31, 2008	$1.00	0.03		—		0.03		(0.03)		—		(0.03)		$1.00	2.61%		$6,747,758	0.27%		0.27%		2.53%		0.27%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.32	%(d)	3,370,299	0.33	%(d)	0.33	%(d)	0.38	%(d)	0.33	%(d)
Year Ended October 31, 2010	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.02	%(e)	2,918,347	0.22%		0.22%		0.02	%(e)	0.27%
Year Ended October 31, 2011	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01%		1,711,397	0.17%		0.17%		0.01%		0.28%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		2,505,448	0.17%		0.17%		0.01%		0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any redemption charges.
(b)	Annualized for periods less than one year.
(c)	Represents less than $0.005 or $(0.005).
(d)	Included in the ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been decreased by 0.06% and the total return and net investment income ratio would have increased by 0.06%.
(e)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 362 days during the period.
(g)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period.
(h)	Less than $500.
(i)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.

Financial Highlights

HSBC U.S. Treasury Money Market Fund
     Selected data for a share outstanding throughout the periods indicated.

		Investment Activities						Dividends									Ratios/Supplementary Data
				Net															Ratio of	Ratio of		Ratios of
				Realized and														Ratio of	Expenses to	Net		Expenses
				Unrealized										Net				Net	Average Net	Investment		to Average
	Net Asset	Net		Gains						Net Realized				Asset			Net Assets	Expenses	Assets	Income		Net Assets
	Value,	Investment		(Losses)		Total from		Net		Gains from				Value,			at End	to Average	(Excluding	to Average		(Excluding
	Beginning	Income		from		Investment		Investment		Investment		Total		End of	Total		of Period	Net	Fees Paid	Net		Fee
	of Period	(Loss)		Investments		Activities		Income		Transactions		Dividends		Period	Return(a)		(000’s)	Assets(b)	Indirectly)(b)	Assets(b)		Reductions)(b)
CLASS A SHARES
Year Ended October 31, 2008	$1.00	0.01		—		0.01		(0.01)		—		(0.01)		$1.00	1.38%		$580,458	0.67%	0.67%	1.06%		0.67%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.07%		385,994	0.24%	0.24%	0.07%		0.66%
Year Ended October 31, 2010	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	32,973	0.14%	0.14%	0.01	%(e)	0.67%
Year Ended October 31, 2011	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		613	0.11%	0.12%	0.01%		0.68%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—		—	(c)	—	(c)	1.00	—%		5	0.05%	0.06%	—%		0.70%
CLASS B SHARES
Year Ended October 31, 2008	$1.00	0.01		—		0.01		(0.01)		—		(0.01)		$1.00	0.86%		131	1.11%	1.11%	1.01%		1.28%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.07%		60	0.24%	0.24%	0.07%		1.26%
Year Ended October 31, 2010	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	50	0.14%	0.14%	0.01	%(e)	1.27%
Year Ended October 31, 2011	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		35	0.10%	0.10%	0.01%		1.28%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—		—	(c)	—	(c)	1.00	—%		1	0.06%	0.06%	—%		1.29%
CLASS C SHARES
Year Ended October 31, 2008(f)	$1.00	—	(c)	—		—		—		—		—		$1.00	0.01%		$1,103	0.64%	0.64%	0.20%		1.26%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.07%		7,138	0.22%	0.22%	0.04%		1.26%
Year Ended October 31, 2010(g)	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	— (h)	0.13%	0.13%	—	%(e)	1.27%
Year Ended October 31, 2011(i)	1.00	—	(d)	—		—		—		—		—		1.00	—%		—	—%	—%	—%		—%
Year Ended October 31, 2012(i)	1.00	—		—		—		—		—		—		1.00	—%		—	—%	—%	—%		—%
CLASS D SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	1.53%		$937,905	0.52%	0.52%	1.33%		0.59%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.07%		955,652	0.23%	0.23%	0.06%		0.51%
Year Ended October 31, 2010	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	726,244	0.14%	0.14%	0.01	%(e)	0.52%
Year Ended October 31, 2011	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		619,940	0.10%	0.10%	0.01%		0.53%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—		—	(c)	—	(c)	1.00	—%		662,063	0.08%	0.09%	—%		0.54%
CLASS I SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	1.90%		$3,771,262	0.16%	0.16%	1.26%		0.16%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.14%		3,322,962	0.16%	0.16%	0.14%		0.16%
Year Ended October 31, 2010	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	1,379,042	0.13%	0.13%	0.01	%(e)	0.17%
Year Ended October 31, 2011	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		982,974	0.10%	0.10%	0.01%		0.18%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—		—	(c)	—	(c)	1.00	—%		555,287	0.08%	0.08%	—%		0.19%
CLASS Y SHARES
Year Ended October 31, 2008	$1.00	0.02		—		0.02		(0.02)		—		(0.02)		$1.00	1.78%		$1,364,310	0.27%	0.27%	1.34%		0.27%
Year Ended October 31, 2009	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.08%		996,309	0.22%	0.22%	0.08%		0.26%
Year Ended October 31, 2010	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—		—	(c)	1.00	0.01	%(e)	1,147,150	0.14%	0.14%	0.01	%(e)	0.27%
Year Ended October 31, 2011	1.00	—	(c)(d)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	1.00	0.01%		999,521	0.09%	0.10%	0.01%		0.28%
Year Ended October 31, 2012	1.00	—	(c)	—	(c)	—	(c)	—		—	(c)	—	(c)	1.00	—%		1,156,631	0.09%	0.09%	—%		0.29%

(a)	Not annualized for periods less than one year. Total return calculations do not include any redemption charges.
(b)	Annualized for periods less than one year.
(c)	Represents less than $0.005 or $(0.005).
(d)	Calculated based on average shares outstanding.
(e)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was less than 0.005%.
(f)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 26 days during the period.
(g)	Class C Shares were operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 351 days during the period.
(h)	Less than $500.
(i)	During the period the class had no operations. The net asset values reflected represent the last day the class had shareholders.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone:	1-800-782-8183 for Retail Investors
1-877-244-2424 for Institutional Investors

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the SEC in Washington D.C. You can get text-only copies:

  For a duplicating fee, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or 1-800-SEC-0330.

  Free from the SEC’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

HSB-PU-MM 0213